Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 5,644,219	$ 8,760,462
Prepaid expenses	1,012,064
Lease deposit	1,816	1,816
Total Assets	6,658,099	8,762,278
Liabilities
Accounts payable	471,303	1,008,046
Accrued expenses and other current liabilities	630,041	324,697
Total current liabilities	1,101,344	1,332,743
Derivative Liability, Noncurrent	1,040,305	1,963,785
Total Liabilities	2,141,649	3,296,528
Commitments and contingencies (Note 8)
Stockholders’ equity
Common stock, par value of $0.0001; 115,000,000 shares authorized; 9,231,737 shares issued and outstanding as of March 31, 2021 and December 31, 2020	923	923
Additional paid-in capital	63,774,920	63,774,920
Accumulated deficit	(59,259,393)	(58,310,093)
Total stockholders’ equity	4,516,450	5,465,750
Total Liabilities and Stockholders’ Equity	$ 6,658,099	$ 8,762,278